Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Company's Actual Regulatory Capital Amounts and Percentages

The Bank’s actual regulatory capital amounts and percentages are presented in the table ($ in thousands).

	Actual		Minimum For Capital Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions
	Amount	%	Amount	%	Amount	%
As of December 31, 2014:
Total Capital to Risk-Weighted Assets	$40,064	33.82%	$9,477	8.00%	$11,846	10.00%
Tier I Capital to Risk-Weighted Assets	38,581	32.57	4,738	4.00	7,107	6.00
Tier I Capital to Total Assets	38,581	16.99	9,083	4.00	11,354	5.00

As of December 31, 2013:
Total Capital to Risk-Weighted Assets	26,719	25.26	8,462	8.00	10,580	10.00
Tier I Capital to Risk-Weighted Assets	25,392	24.00	4,232	4.00	6,348	6.00
Tier I Capital to Total Assets	25,392	13.14	7,730	4.00	9,664	5.00